Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	5,400,810	5,357,224
Common Stock - Shares Outstanding	5,357,224	5,400,810
Preferred Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0